ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current:
Accounts receivable	$ 1,741	$ 1,044
Prepayments & other assets	219	127
Total current	1,960	1,171
Non-current:
Tax recovery receivables	27	39
Other assets	230	180
Total non-current	$ 257	$ 219